Financial Risk Management - Schedule of Impairment of Trade Receivable (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Trade receivables | Valuation allowance
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment loss Bad debt expenses	₩ 71,654	₩ 95,060